Derivative financial instruments - Composition of open transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) lb	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 USD ($)
Disclosure of derivative financial instruments [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 8,839	$ 6,976
Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	20,000	5,000
Financial instruments designated as hedging instruments, at fair value	$ 6,332	$ 8,839
Settlement period one [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,250	2,000
Fixed Quotation	$ 9,405	$ 10,185
Future quotation	9,748	8,344
Financial instruments designated as hedging instruments, at fair value	$ 1,112	$ 4,332
Settlement period one [Member] | Zinc Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	500
Fixed Quotation	$ 3,450
Future quotation	9,748
Financial instruments designated as hedging instruments, at fair value	$ 65
Settlement period one [Member] | Minimum
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation			$ 10,185
Settlement period two [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000	1,500
Fixed Quotation	$ 9,444	$ 10,109
Future quotation	9,740	8,350
Financial instruments designated as hedging instruments, at fair value	$ 591	$ 1,867
Settlement period two [Member] | Minimum
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation			$ 10,109
Settlement period three [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000	1,500
Fixed Quotation	$ 9,525	$ 10,153
Future quotation	9,732	8,353
Financial instruments designated as hedging instruments, at fair value	$ 413	$ 2,640
Settlement period four [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,700
Fixed Quotation	$ 9,103
Future quotation	9,719
Financial instruments designated as hedging instruments, at fair value	$ 1,661
Settlement period five [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,050
Fixed Quotation	$ 9,175
Future quotation	9,701
Financial instruments designated as hedging instruments, at fair value	$ 1,601
Settlement period six [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000
Fixed Quotation	$ 9,425
Future quotation	9,686
Financial instruments designated as hedging instruments, at fair value	$ 260
Settlement period seven [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 9,442
Future quotation	9,676
Financial instruments designated as hedging instruments, at fair value	$ 701
Settlement period ten [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,500
Fixed Quotation	$ 9,762
Future quotation	9,631
Financial instruments designated as hedging instruments, at fair value	$ (196)
Settlement period twelve [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000
Fixed Quotation	$ 9,475
Future quotation	9,600
Financial instruments designated as hedging instruments, at fair value	$ 124